Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Parenthetical) (Detail) T in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) T	Dec. 31, 2022 USD ($)
Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual production capacity | T	1.3
United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	$ 23	$ 5
France [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets	16
United Kingdom [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sale of fixed assets		$ 5
Construction in progress [member] | Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount of plant	$ 308